UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23011

PENN CAPITAL FUNDS TRUST
(Exact name of registrant as specified in charter)

Navy Yard Corporate Center
1200 Intrepid Ave, Suite 400
Philadelphia, Pennsylvania 19112
(Address of principal executive offices) (Zip code)

Richard A. Hocker
Navy Yard Corporate Center
1200 Intrepid Ave, Suite 400
Philadelphia, Pennsylvania 19112

With copies to:

Lisa L.B. Matson, Esq.
Navy Yard Corporate Center
1200 Intrepid Ave, Suite 400
Philadelphia, Pennsylvania 19112

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

(215) 302-1500
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2020

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

Penn Capital Managed Alpha SMID Cap Equity Fund
Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks: 84.9%	Shares	Value
Aerospace & Defense: 3.5%
Huntington Ingalls Industries, Inc.	1,082	$229,157
Mercury Systems, Inc. (a)	3,635	295,053
		524,210
Banks: 5.9%
BOK Financial Corp.	2,670	211,330
Pinnacle Financial Partners, Inc.	4,069	230,916
Webster Financial Corp.	4,469	209,462
Western Alliance Bancorp	4,926	226,990
		878,698
Biotechnology: 2.1%
Amarin Corp PLC - ADR (a)	8,195	124,236
Exelixis, Inc. (a)	10,468	185,127
		309,363
Building Products: 2.9%
Allegion PLC	2,275	235,804
Masco Corp.	4,813	200,606
		436,410
Chemicals: 0.9%
HB Fuller Co.	2,928	136,328
Commercial Services & Supplies: 3.4%
IAA, Inc. (a)	6,676	278,589
KAR Auction Services, Inc.	9,114	223,749
		502,338
Construction Materials: 1.8%
Martin Marietta Materials, Inc.	975	267,247
Containers & Packaging: 1.3%
Berry Global Group, Inc. (a)	4,825	189,478
Diversified Financial Services: 2.3%
Voya Financial, Inc.	6,227	338,998
Electric Utilities: 1.9%
ALLETE, Inc.	3,184	278,313
Entertainment: 1.3%
Live Nation Entertainment, Inc. (a)	3,025	200,678
Food Products: 1.6%
Lamb Weston Holdings, Inc.	3,339	242,812
Health Care Equipment & Supplies: 4.2%
LivaNova PLC (a)	2,415	178,203
Teleflex, Inc.	753	255,832
Wright Medical Group NV (a)	9,422	194,376
		628,411
Health Care Technology: 1.5%
Allscripts Healthcare Solutions, Inc. (a)	20,800	228,384
Hotels, Restaurants & Leisure: 2.9%
Boyd Gaming Corp.	6,966	166,836
Vail Resorts, Inc.	1,160	263,969
		430,805

Household Durables: 2.0%
Meritage Homes Corp. (a)	3,669	258,114
Roku, Inc. (a)	469	47,726
		305,840
Independent Power and Renewable Electricity Producers: 1.3%
Ormat Technologies, Inc.	2,568	190,777
Insurance: 7.5%
Arch Capital Group Ltd. (a)	11,286	473,786
Fidelity National Financial, Inc.	8,572	380,683
Reinsurance Group of America, Inc.	1,730	276,592
		1,131,061
Interactive Media & Services: 1.5%
IAC (a)	1,006	219,278
IT Services: 3.3%
Black Knight, Inc. (a)	3,686	225,067
GoDaddy, Inc. - Class A (a)	4,060	267,879
		492,946
Machinery: 1.3%
Allison Transmission Holdings, Inc.	4,211	198,127
Media: 2.8%
Liberty Media Corp.-Liberty SiriusXM - Class A (a)	5,738	238,529
Nexstar Media Group, Inc. - Class A	1,846	188,864
		427,393
Metals & Mining: 1.2%
Commercial Metals Co.	10,129	176,042
Oil, Gas & Consumable Fuels: 3.7%
Arch Coal, Inc. - Class A	2,005	148,771
Cabot Oil & Gas Corp.	11,011	193,463
Diamondback Energy, Inc.	2,411	216,773
		559,007
Pharmaceuticals: 2.9%
Catalent, Inc. (a)	3,950	188,257
Elanco Animal Health, Inc. (a)	9,395	249,813
		438,070
Professional Services: 2.1%
TransUnion	3,933	319,006
Road & Rail: 1.3%
Schneider National, Inc. - Class B	9,143	198,586
Semiconductors & Semiconductor Equipment: 4.7%
Marvell Technology Group Ltd.	10,114	252,547
Skyworks Solutions, Inc.	1,897	150,337
Teradyne, Inc.	5,251	304,085
		706,969
Software: 4.5%
Five9, Inc. (a)	3,536	190,025
Nice Ltd. - ADR (a)	1,634	234,969
Tyler Technologies, Inc. (a)	950	249,375
		674,369
Specialty Retail: 3.4%
Burlington Stores, Inc. (a)	1,718	343,291
Floor & Decor Holdings, Inc. - Class A (a)	3,116	159,383
		502,674

Trading Companies & Distributors: 1.5%
United Rentals, Inc. (a)	1,815	226,222
Water Utilities: 2.4%
Aqua America, Inc.	7,962	356,936
Total Common Stocks (cost $10,711,547)		12,715,776

Real Estate Investment Trusts (REITs): 11.5%
Camden Property Trust	2,670	296,397
CyrusOne, Inc.	3,362	265,934
Healthcare Trust of America, Inc. - Class A	9,534	280,109
Invitation Homes, Inc.	11,757	348,125
MGM Growth Properties LLC - Class A	9,243	277,752
Sun Communities, Inc.	1,687	250,435
Total REITs (cost $1,437,549)		1,718,752

Total Investments - 96.4% (cost $12,149,096)		14,434,528
Other Assets and Liabilities 3.6%		544,193
Net Assets: 100.0%		$14,978,721

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	No distribution or dividend was made during the period ending September 30, 2019. As such, it is classified as a non-income producing security as of September 30, 2019.

The cost basis of investments for federal income tax purposes at September 30, 2019 was as follows*:
Cost of investments	$12,149,096
Gross unrealized appreciation	2,810,768
Gross unrealized depreciation	(525,336)
Net unrealized appreciation	$2,285,432

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	88.26%
Bermuda	5.03%
United Kingdom	2.10%
Ireland	1.63%
Israel	1.63%
Netherlands	1.35%

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

Penn Capital Special Situations Small Cap Equity Fund
Schedule of Investments	September 30, 2019 (Unaudited)

Common Stocks: 93.3%	Shares	Value
Aerospace & Defense: 0.8%
AeroVironment, Inc. (a)	1,343	$71,931
Banks: 8.7%
CenterState Bank Corp.	5,960	142,950
FB Financial Corp.	4,995	187,562
First BanCorp	11,907	118,832
Veritex Holdings, Inc.	5,342	129,624
Western Alliance Bancorp	4,722	217,590
		796,558
Biotechnology: 2.3%
Amarin Corp PLC - ADR (a)	5,807	88,034
Exelixis, Inc. (a)	6,974	123,335
		211,369
Building Products: 1.3%
PGT Innovations, Inc. (a)	7,025	121,322
Chemicals: 1.0%
Huntsman Corp.	4,139	96,273
Construction & Engineering: 1.7%
MasTec, Inc. (a)	2,419	157,066
Construction Materials: 1.7%
Summit Materials, Inc. - Class A (a)	6,896	153,091
Diversified Consumer Services: 0.5%
Chegg, Inc. (a)	1,525	45,674
Electrical Equipment: 0.9%
Atkore International Group, Inc. (a)	2,641	80,154
Electronic Equipment, Instruments & Components: 2.1%
Itron, Inc. (a)	1,105	81,726
Littelfuse, Inc.	634	112,414
		194,140
Energy Equipment & Services: 2.2%
Core Laboratories NV	1,818	84,755
Select Energy Services, Inc. - Class A (a)	5,918	51,250
Transocean Ltd. (a)	14,759	65,973
		201,978
Entertainment: 3.1%
AMC Entertainment Holdings, Inc. - Class A	10,300	110,210
Sciplay Corp. - Class A (a)	5,771	61,750
Zynga, Inc. - Class A (a)	18,663	108,618
		280,578
Food & Staples Retailing: 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	6,094	157,652
Health Care Equipment & Supplies: 5.3%
ICU Medical, Inc. (a)	576	91,930
LivaNova PLC (a)	1,972	145,514
OraSure Technologies, Inc. (a)	14,965	111,788
Wright Medical Group NV (a)	6,419	132,424
		481,656

Health Care Providers & Services: 3.0%
Option Care Health, Inc. (a)	39,726	127,123
R1 RCM, Inc. (a)	16,191	144,586
		271,709
Health Care Technology: 3.0%
Allscripts Healthcare Solutions, Inc. (a)	14,984	164,524
Omnicell, Inc. (a)	1,481	107,032
		271,556
Hotels, Restaurants & Leisure: 13.6%
Everi Holdings, Inc. (a)	17,798	150,571
Full House Resorts, Inc. (a)	50,873	109,886
Golden Entertainment, Inc. (a)	12,680	168,517
Marriott Vacations Worldwide Corp.	1,102	114,178
Papa John's International, Inc.	2,010	105,224
Penn National Gaming, Inc. (a)	6,020	112,123
Planet Fitness, Inc. - Class A (a)	1,429	82,696
Red Rock Resorts, Inc. - Class A	7,254	147,292
Scientific Games Corp. (a)	6,435	130,952
SeaWorld Entertainment, Inc. (a)	4,827	127,047
		1,248,486
Insurance: 1.6%
Stewart Information Services Corp.	3,673	142,476
IT Services: 3.4%
CACI International, Inc. - Class A (a)	545	126,037
Carbonite, Inc. (a)	4,680	72,493
InterXion Holding NV (a)	1,405	114,451
		312,981
Life Sciences Tools & Services: 1.5%
Syneos Health, Inc. (a)	2,602	138,452
Machinery: 5.4%
Chart Industries, Inc. (a)	2,058	128,337
Evoqua Water Technologies Corp. (a)	8,320	141,606
Gardner Denver Holdings, Inc. (a)	2,989	84,559
Gates Industrial Corp PLC (a)	13,454	135,482
		489,984
Media: 9.2%
Cardlytics, Inc. (a)	3,417	114,538
The E.W. Scripps Co. - Class A	12,826	170,329
Gray Television, Inc. (a)	12,503	204,049
Nexstar Media Group, Inc. - Class A	1,803	184,465
Sinclair Broadcast Group, Inc. - Class A	4,027	172,114
		845,495
Metals & Mining: 1.4%
Cleveland-Cliffs, Inc.	10,113	73,016
SSR Mining, Inc. (a)	3,506	50,907
		123,923
Multiline Retail: 0.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	1,032	60,516
Oil, Gas & Consumable Fuels: 1.5%
Northern Oil and Gas, Inc. (a)	16,430	32,203
WPX Energy, Inc. (a)	9,797	103,750
		135,953

Road & Rail: 1.0%
Marten Transport Ltd.	4,287	89,084
Semiconductors & Semiconductor Equipment: 4.9%
Diodes, Inc. (a)	1,713	68,777
Rambus, Inc. (a)	7,713	101,233
Semtech Corp. (a)	2,887	140,337
Silicon Motion Technology Corp. - ADR	4,023	142,213
		452,560
Software: 2.4%
Avaya Holdings Corp. (a)	7,152	73,165
Five9, Inc. (a)	1,998	107,373
Q2 Holdings, Inc. (a)	515	40,618
		221,156
Specialty Retail: 3.6%
Five Below, Inc. (a)	821	103,528
Floor & Decor Holdings, Inc. - Class A (a)	1,832	93,707
National Vision Holdings, Inc. (a)	5,573	134,142
		331,377
Thrifts & Mortgage Finance: 1.0%
WSFS Financial Corp.	2,038	89,876
Trading Companies & Distributors: 1.7%
Beacon Roofing Supply, Inc. (a)	4,746	159,133
Wireless Telecommunication Services: 1.1%
Gogo, Inc. (a)	16,826	101,461
Total Common Stocks (cost $8,161,358)		8,535,620

Contingent Value Right - 0.0%
Media - 0.0%
Media General, Inc. (a)	1,867	19
Total Contingent Value Right (cost $0)		19

Real Estate Investment Trusts (REITs): 5.8%
Essential Properties Realty Trust, Inc.	3,254	74,549
NexPoint Residential Trust, Inc.	4,416	206,492
Pebblebrook Hotel Trust	3,997	111,197
Physicians Realty Trust	7,657	135,912
Total REITs (cost $495,094)		528,150

Total Investments - 99.1% (cost $8,656,452)		9,063,789
Other Assets and Liabilities 0.9%		80,450
Net Assets: 100.0%		$9,144,239

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	No distribution or dividend was made during the period ending September 30, 2019. As such, it is classified as a non-income producing security as of September 30, 2019.

The cost basis of investments for federal income tax purposes at September 30, 2019 was as follows*:
Cost of investments	$8,656,452
Gross unrealized appreciation	1,078,349
Gross unrealized depreciation	(671,012)
Net unrealized appreciation	$407,337

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	88.83%
United Kingdom	4.07%
Netherlands	3.66%
Cayman Islands	1.57%
Puerto Rico	1.31%
Canada	0.56%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

Penn Capital Multi-Credit High Income Fund
Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds: 62.1%	Principal	Value
Aerospace: 2.0%
Bombardier, Inc., 7.500%, 3/15/25 (a)	$55,000	$54,931
Bombardier, Inc., 8.750%, 12/1/21 (a)	75,000	81,000
TransDigm, Inc., 6.375%, 6/15/26	45,000	47,306
TransDigm, Inc., 6.250%, 3/15/26 (a)	40,000	42,950
TransDigm, Inc., 7.500%, 3/15/27	40,000	43,500
Triumph Group, Inc., 5.250%, 6/1/22	50,000	49,730
Triumph Group, Inc., 7.750%, 8/15/25	40,000	40,400
		359,817
Airline Companies: 0.7%
VistaJet Malta Finance PLC, 10.500%, 6/1/24 (a)	135,000	130,950
Automotive: 0.5%
Delphi Technologies PLC, 5.000%, 10/1/25 (a)	105,000	92,925
Banking: 1.0%
Ally Financial, Inc., 8.000%, 3/15/20	35,000	35,742
Ally Financial, Inc., 5.750%, 11/20/25	130,000	145,602
		181,344
Brokerage: 0.4%
Oppenheimer Holdings, Inc., 6.750%, 7/1/22	72,000	73,980
Building & Construction: 1.3%
Ashton Woods USA LLC, 9.875%, 4/1/27 (a)	85,000	92,863
Beazer Homes USA, Inc., 7.250%, 10/15/29 (a)	45,000	45,731
Brookfield Residential Properties, Inc., 6.250%, 9/15/27 (a)	45,000	45,225
William Lyon Homes, Inc., 5.875%, 1/31/25	50,000	50,500
		234,319
Building Materials: 0.5%
Installed Building Products, Inc., 5.750%, 2/1/28 (a)	90,000	92,813
Chemical Companies: 1.9%
CF Industries, Inc., 4.950%, 6/1/43	145,000	142,100
Hexion, Inc., 7.875%, 7/15/27 (a)	55,000	54,312
Olin Corp., 5.000%, 2/1/30	40,000	40,064
Olin Corp., 5.625%, 8/1/29	35,000	36,410
Venator Finance Sarl, 5.750%, 7/15/25 (a)	85,000	71,613
		344,499
Computer Hardware: 1.1%
Dell International LLC, 8.100%, 7/15/36 (a)	55,000	70,184
NCR Corp., 5.750%, 9/1/27 (a)	90,000	93,150
NCR Corp., 6.125%, 9/1/29 (a)	40,000	42,162
		205,496
Consumer/Commercial/Lease Financing: 1.8%
DAE Funding LLC, 5.750%, 11/15/23 (a)	65,000	68,305
Global Aircraft Leasing Co. Ltd., 6.500% Cash or 0.750% PIK, 9/15/24 (a)(b)	90,000	91,125
Navient Corp., 5.875%, 10/25/24	80,000	80,600
Navient Corp., 7.250%, 9/25/23	40,000	43,480
Navient Corp., 8.000%, 3/25/20	35,000	35,700
		319,210

Consumer-Products: 0.6%
HLF Financing Sarl LLC, 7.250%, 8/15/26 (a)	55,000	55,550
Mattel, Inc., 3.150%, 3/15/23	50,000	47,250
		102,800
Electric-Generation: 1.4%
Calpine Corp., 5.375%, 1/15/23	45,000	45,562
Talen Energy Supply LLC, 6.500%, 6/1/25	160,000	121,600
Talen Energy Supply LLC, 6.625%, 1/15/28 (a)	30,000	29,475
Vistra Operations Co. LLC, 5.625%, 2/15/27 (a)	55,000	57,870
		254,507
Electronics: 0.5%
MagnaChip Semiconductor Corp., 6.625%, 7/15/21	90,000	88,650
Energy-Exploration & Production: 4.5%
Brazos Valley Longhorn LLC, 6.875%, 2/1/25	50,000	43,000
Carrizo Oil & Gas, Inc., 8.250%, 7/15/25	90,000	88,164
Comstock Resources, Inc., 9.750%, 8/15/26	50,000	41,750
Covey Park Energy LLC, 7.500%, 5/15/25 (a)	40,000	32,000
Gulfport Energy Corp., 6.625%, 5/1/23	55,000	42,900
Jagged Peak Energy LLC, 5.875%, 5/1/26	50,000	50,125
Matador Resources Co., 5.875%, 9/15/26	60,000	60,114
Montage Resources Corp., 8.875%, 7/15/23	85,000	65,025
Northern Oil and Gas, Inc., 8.500% Cash or 1.000% PIK, 5/15/23 (b)	110,138	113,442
Oasis Petroleum, Inc., 6.250%, 5/1/26 (a)	75,000	60,750
PDC Energy, Inc., 6.125%, 9/15/24	60,000	59,850
QEP Resources, Inc., 6.875%, 3/1/21	45,000	44,662
SM Energy Co., 5.625%, 6/1/25	75,000	64,297
WPX Energy, Inc., 5.250%, 10/15/27	45,000	45,338
		811,417
Entertainment: 1.1%
AMC Entertainment Holdings, Inc., 5.750%, 6/15/25	135,000	128,675
Lions Gate Capital Holdings LLC, 6.375%, 2/1/24 (a)	35,000	37,009
National CineMedia LLC, 5.750%, 8/15/26	40,000	38,800
		204,484
Food & Drug Retailers: 0.7%
Albertsons Cos, Inc., 6.625%, 6/15/24	115,000	120,462
Food-Wholesale: 2.2%
Dole Food Co., Inc., 7.250%, 6/15/25 (a)	45,000	42,412
JBS USA LUX SA, 5.500%, 1/15/30 (a)	85,000	90,098
JBS USA LUX SA, 6.750%, 2/15/28 (a)	85,000	94,138
Pilgrim's Pride Corp., 5.750%, 3/15/25 (a)	50,000	51,750
Simmons Foods, Inc., 5.750%, 11/1/24 (a)	110,000	107,250
		385,648
Forestry/Paper: 0.4%
Mercer International, Inc., 7.375%, 1/15/25	60,000	62,496
Mercer International, Inc., 7.375%, 1/15/25 (a)	10,000	10,416
		72,912
Gaming: 1.8%
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/24 (a)	50,000	51,875
Scientific Games International, Inc., 8.250%, 3/15/26 (a)	100,000	106,500
Stars Group Holdings BV, 7.000%, 7/15/26 (a)	60,000	63,900
The Enterprise Development Authority, 12.000%, 7/15/24 (a)	85,000	93,075
		315,350

Gas Distribution: 2.1%
Antero Midstream Partners LP, 5.750%, 1/15/28 (a)	45,000	37,350
DCP Midstream Operating LP, 5.850% (3 Month LIBOR USD + 3.850%), 5/21/43 (a)(c)	45,000	40,873
Enterprise Products Operating LLC, 4.875% (3 Month LIBOR USD + 2.986%), 8/16/77 (c)	50,000	48,312
NGL Energy Partners LP, 7.500%, 11/1/23	65,000	66,219
NGPL PipeCo LLC, 7.768%, 12/15/37 (a)	45,000	58,314
Rockies Express Pipeline LLC, 6.875%, 4/15/40 (a)	55,000	59,857
Sabine Pass Liquefaction LLC, 4.200%, 3/15/28	60,000	63,609
		374,534
Health Services: 1.2%
MEDNAX, Inc., 6.250%, 1/15/27 (a)	90,000	89,319
Select Medical Corp., 6.250%, 8/15/26 (a)	120,000	125,400
		214,719
Hospitals: 1.1%
HCA, Inc., 5.500%, 6/15/47	40,000	45,223
Tenet Healthcare Corp., 8.125%, 4/1/22	50,000	54,125
Tenet Healthcare Corp., 6.750%, 6/15/23	85,000	89,265
		188,613
Household & Leisure Products/Durables: 0.3%
Tempur Sealy International, Inc., 5.500%, 6/15/26	55,000	57,338
Investments & Miscellaneous Financial Services: 1.4%
Icahn Enterprises LP, 6.375%, 12/15/25	75,000	78,863
Icahn Enterprises LP, 6.250%, 5/15/26 (a)	105,000	109,988
Icahn Enterprises LP, 4.750%, 9/15/24 (a)	60,000	59,940
		248,791
Machinery Companies: 0.6%
Briggs & Stratton Corp., 6.875%, 12/15/20	50,000	51,125
Cleaver-Brooks, Inc., 7.875%, 3/1/23 (a)	55,000	52,112
		103,237
Media-Broadcast: 4.3%
Cumulus Media New Holdings, Inc., 6.750%, 7/1/26 (a)	95,000	99,631
Diamond Sports Group LLC, 6.625%, 8/15/27 (a)	45,000	46,622
Entercom Media Corp., 7.250%, 11/1/24 (a)	85,000	87,975
Salem Media Group, Inc., 6.750%, 6/1/24 (a)	55,000	47,575
Scripps Escrow, Inc., 5.875%, 7/15/27 (a)	75,000	76,125
Sinclair Television Group, Inc., 5.625%, 8/1/24 (a)	35,000	36,006
The E.W. Scripps Co., 5.125%, 5/15/25 (a)	145,000	145,363
Townsquare Media, Inc., 6.500%, 4/1/23 (a)	50,000	49,875
Univision Communications, Inc., 5.125%, 5/15/23 (a)	125,000	124,688
Urban One, Inc., 7.375%, 10/15/22 (a)	55,000	53,625
		767,485
Media-Cable: 1.9%
Altice Luxembourg SA, 10.500%, 5/15/27 (a)	200,000	225,400
DISH DBS Corp., 5.875%, 11/15/24	115,000	113,994
		339,394
Media-Services: 1.0%
Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/24 (a)	115,000	126,346
MDC Partners, Inc., 6.500%, 5/1/24 (a)	55,000	50,119
		176,465
Metals/Mining Excluding Steel: 2.1%
Alliance Resource Operating Partners LP, 7.500%, 5/1/25 (a)	45,000	44,438
Cleveland-Cliffs, Inc., 5.750%, 3/1/25	70,000	68,775

CONSOL Energy, Inc., 11.000%, 11/15/25 (a)	110,000	109,725
Peabody Energy Corp., 6.000%, 3/31/22 (a)	45,000	45,225
Peabody Energy Corp., 6.375%, 3/31/25 (a)	65,000	64,228
Teck Resources Ltd., 6.250%, 7/15/41	40,000	44,479
		376,870
Multi-Line Insurance: 0.8%
Genworth Holdings, Inc., 7.700%, 6/15/20	20,000	20,450
Genworth Holdings, Inc., 7.625%, 9/24/21	65,000	67,302
Genworth Holdings, Inc., 4.900%, 8/15/23	60,000	56,976
		144,728
Non-Food & Drug Retailers: 0.5%
L Brands, Inc., 6.694%, 1/15/27	90,000	88,425
Oil Field Equipment & Services: 1.8%
CSI Compressco LP, 7.500%, 4/1/25 (a)	25,000	24,562
CSI Compressco LP, 7.250%, 8/15/22	50,000	45,230
Nabors Industries, Inc., 4.625%, 9/15/21	95,000	89,775
Nabors Industries, Inc., 5.500%, 1/15/23	55,000	45,237
Transocean Poseidon Ltd., 6.875%, 2/1/27 (a)	45,000	46,350
Transocean, Inc., 6.800%, 3/15/38	55,000	33,825
Transocean, Inc., 9.000%, 7/15/23 (a)	35,000	36,313
		321,292
Oil Refining & Marketing: 0.5%
PBF Holding Co. LLC, 7.000%, 11/15/23	25,000	25,781
PBF Holding Co. LLC, 7.250%, 6/15/25	60,000	62,175
		87,956
Packaging: 0.7%
LABL Escrow Issuer LLC, 6.750%, 7/15/26 (a)	55,000	57,166
Pactiv LLC, 7.950%, 12/15/25	60,000	65,400
		122,566
Pharmaceuticals & Devices: 2.8%
Bausch Health Americas, Inc., 9.250%, 4/1/26 (a)	170,000	193,161
Bausch Health Cos, Inc., 6.125%, 4/15/25 (a)	40,000	41,500
Endo Finance LLC, 5.375%, 1/15/23 (a)	120,000	73,200
Kinetic Concepts, Inc., 12.500%, 11/1/21 (a)	100,000	106,250
Mallinckrodt International Finance SA, 4.875%, 4/15/20 (a)	150,000	93,000
		507,111
Printing & Publishing: 1.4%
Lee Enterprises, Inc., 9.500%, 3/15/22 (a)	85,000	85,000
Meredith Corp., 6.875%, 2/1/26	160,000	162,600
		247,600
Real Estate Development & Management: 0.7%
Realogy Group LLC, 5.250%, 12/1/21 (a)	120,000	119,400
Restaurants: 0.6%
Yum! Brands, Inc., 6.875%, 11/15/37	45,000	50,400
Yum! Brands, Inc., 5.350%, 11/1/43	55,000	52,800
		103,200
Software/Services: 0.3%
Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)	65,000	59,794
Steel Producers/Products: 1.0%
AK Steel Corp., 7.625%, 10/1/21	115,000	113,275
United States Steel Corp., 6.250%, 3/15/26	75,000	63,000
		176,275

Support-Services: 3.0%
Herc Holdings, Inc., 5.500%, 7/15/27 (a)	50,000	52,000
Prime Security Services Borrower LLC, 5.750%, 4/15/26 (a)	50,000	52,065
The ADT Security Corp., 4.875%, 7/15/32 (a)	60,000	52,500
The GEO Group, Inc., 5.875%, 10/15/24	50,000	43,000
The GEO Group, Inc., 6.000%, 4/15/26	105,000	84,735
The Hertz Corp., 5.500%, 10/15/24 (a)	145,000	145,218
The Hertz Corp., 7.625%, 6/1/22 (a)	65,000	67,681
The Hertz Corp., 7.125%, 8/1/26 (a)	45,000	46,969
		544,168
Telecom-Integrated/Services: 5.4%
CenturyLink, Inc., 7.600%, 9/15/39	150,000	146,250
CenturyLink, Inc., 7.500%, 4/1/24	95,000	106,243
Cincinnati Bell, Inc., 7.000%, 7/15/24 (a)	65,000	60,125
Consolidated Communications, Inc., 6.500%, 10/1/22	85,000	78,625
Gogo Intermediate Holdings LLC, 9.875%, 5/1/24 (a)	205,000	219,350
Intelsat Connect Finance SA, 9.500%, 2/15/23 (a)	195,000	180,314
Intelsat Luxembourg SA, 7.750%, 6/1/21	135,000	128,250
Qwest Corp., 6.875%, 9/15/33	55,000	55,006
		974,163
Telecom-Wireless: 2.2%
Sprint Capital Corp., 6.875%, 11/15/28	195,000	212,589
Sprint Corp., 7.875%, 9/15/23	50,000	54,923
Sprint Corp., 7.125%, 6/15/24	110,000	118,558
		386,070
Total Corporate Bonds (cost $11,051,736)		11,121,777

Convertible Bonds: 1.3%
Energy-Exploration & Production: 0.1%
Whiting Petroleum Corp., 1.250%, 4/1/20	20,000	19,505
Media-Broadcast: 0.2%
DISH Network Corp., 2.375%, 3/15/24	50,000	43,937
Pharmaceuticals & Devices: 0.6%
Teva Pharmaceutical Finance Co. LLC, 0.250%, 2/1/26	125,000	113,181
Transportation Excluding Air/Rail: 0.4%
Golar LNG Ltd., 2.750%, 2/15/22	75,000	65,368
Total Convertible Bonds (cost $250,216)		241,991

Bank Loans: 15.7% (d)
Aerospace: 0.6%
1199169 BC ULC, 6.104% (3 Month US LIBOR + 4.000%), 4/4/26	17,483	17,554
Ducommun, Inc., 6.073% (3 Month US LIBOR + 4.000%), 11/21/25	50,000	50,000
Dynasty Acquisition Co., Inc., 6.104% (3 Month US LIBOR + 4.000%), 4/8/26	32,517	32,649
		100,203
Consumer-Products: 1.1%
BDF Acquisition Corp., 7.293% (1 Month US LIBOR + 5.250%), 8/8/23	98,958	95,495
HLF Financing Sarl LLC, 5.293% (1 Month US LIBOR + 3.250%), 8/16/25	99,124	99,272
		194,767
Diversified Capital Goods: 0.3%
Crosby US Acquisition Corp., 6.796% (1 Month US LIBOR + 4.750%), 6/27/26	49,875	48,753

Diversified Financial Services: 0.3%
Pivotal Payments Direct Corp., 7.057%, 9/28/25
(1 Month US LIBOR + 5.000%)	44,891	44,218
(1 Month US LIBOR + 5.000%)	8,642	8,512
(1 Month US LIBOR + 5.000%)	6,266	6,172
		58,902
Electric-Generation: 0.3%
Lightstone Holdco LLC, 5.793% (1 Month US LIBOR + 3.750%), 1/30/24	47,330	45,311
Lightstone Holdco LLC, 5.793% (1 Month US LIBOR + 3.750%), 1/30/24	2,670	2,556
		47,867
Entertainment: 0.2%
United PF Holdings LLC, 6.543% (1 Month US LIBOR + 4.500%), 6/14/26	30,723	30,569
United PF Holdings LLC, 6.543% (1 Month US LIBOR + 4.500%), 6/14/26	4,200	4,179
		34,748
Environmental & Waste: 0.3%
GFL Environmental, Inc., 5.043% (1 Month US LIBOR + 3.000%), 5/31/25	49,499	49,057
Gaming: 0.5%
PCI Gaming Authority, 5.043% (1 Month US LIBOR + 3.000%), 5/31/26	49,875	50,124
Stars Group Holdings BV, 5.604%, 7/10/25
(3 Month US LIBOR + 3.500%)	41,130	41,285
(3 Month US LIBOR + 3.500%)	3,461	3,474
		94,883
Gas Distribution: 0.5%
Prairie ECI Acquiror LP, 6.854% (3 Month US LIBOR + 4.750%), 3/11/26	49,750	48,460
Woodford Express LLC, 7.043% (1 Month US LIBOR + 5.000%), 1/26/25	49,250	46,073
		94,533
Health Care Prodviders & Services: 0.3%
Emerald TopCo, Inc., 5.543% (1 Month US LIBOR + 3.500%), 7/26/26	50,000	49,833
Health Services: 0.9%
American Renal Holdings, Inc., 7.043% (1 Month US LIBOR + 5.000%), 6/22/24	74,053	71,971
Gentiva Health Services, Inc., 5.812% (1 Month US LIBOR + 3.750%), 7/2/25	48,380	48,622
Option Care Health, Inc., 6.543% (1 Month US LIBOR + 4.500%), 8/6/26	50,000	49,812
		170,405
Industrial Conglomerates: 0.3%
Deliver Buyer, Inc., 7.104% (3 Month US LIBOR + 5.000%), 5/1/24	49,369	48,011
Investments & Miscellaneous Financial Services: 0.8%
Russell Investments US Institutional Holdco, Inc., 5.293% (1 Month US LIBOR + 3.250%), 6/1/23	49,237	48,547
The Edelman Financial Center LLC, 5.307% (1 Month US LIBOR + 3.250%), 7/19/25	49,625	49,660
VeriFone Systems, Inc., 6.136% (3 Month US LIBOR + 4.000%), 8/20/25	49,625	47,318
		145,525
Media-Broadcast: 1.1%
Diamond Sports Group LLC, 5.300% (1 Month US LIBOR + 3.250%), 8/24/26	100,000	100,500
ION Media Networks, Inc., 5.062% (1 Month US LIBOR + 3.000%), 12/18/24	50,000	49,875
Univision Communications, Inc., 4.793% (1 Month US LIBOR + 2.750%), 3/15/24	48,497	47,092
		197,467
Media-Cable: 1.4%
Altice France SA, 6.027% (1 Month US LIBOR + 4.000%), 8/14/26	249,122	248,293
Metals & Mining: 0.8%
Big River Steel LLC, 7.104% (3 Month US LIBOR + 5.000%), 8/23/23	148,614	147,128

Metals/Mining Excluding Steel: 0.9%
Aleris International, Inc., 6.793% (1 Month US LIBOR + 4.750%), 2/27/23	74,312	74,312
American Rock Salt Co. LLC, 5.793% (1 Month US LIBOR + 3.750%), 3/21/25	47,908	47,818
CONSOL Energy, Inc., 6.550% (1 Month US LIBOR + 4.500%), 9/28/24	49,750	49,253
		171,383
Multi-Line Insurance: 0.2%
Asurion LLC, 5.043% (1 Month US LIBOR + 3.000%), 8/4/22	41,168	41,315
Non-Food & Drug Retailers: 1.0%
Calceus Acquisition, Inc., 7.543% (1 Month US LIBOR + 5.500%), 2/12/25	89,123	88,873
PetSmart, Inc., 6.040% (1 Month US LIBOR + 4.000%), 3/11/22	91,886	89,532
		178,405
Pharmaceuticals: 0.9%
Aldevron LLC, 5.250% (1 Month US LIBOR + 4.250%), 9/20/26	75,000	75,187
Amneal Pharmaceuticals LLC, 5.562% (1 Month US LIBOR + 3.500%), 5/4/25	99,237	84,352
		159,539
Pharmaceuticals & Devices: 0.5%
Bausch Health Americas, Inc., 5.039% (1 Month US LIBOR + 3.000%), 6/1/25	43,065	43,223
Greatbatch Ltd., 5.050% (1 Month US LIBOR + 3.000%), 10/27/22	44,544	44,655
		87,878
Software/Services: 0.9%
Go Daddy Operating Co. LLC, 4.043%, 2/15/24
(1 Month US LIBOR + 2.000%)	28,270	28,302
(1 Month US LIBOR + 2.000%)	9,046	9,056
New Media Holdings II LLC, 8.293% (1 Month US LIBOR + 6.250%), 7/14/22	73,873	73,781
Rackspace Hosting, Inc., 5.287%, 11/3/23
(3 Month US LIBOR + 3.000%)	49,746	45,571
(2 Month US LIBOR + 3.000%)	127	117
		156,827
Specialty Retail: 0.3%
Staples, Inc., 6.623% (2 Month US LIBOR + 4.500%), 9/12/24	49,875	49,210
Support-Services: 0.5%
Drive Chassis Holdco LLC, 10.588% (3 Month US LIBOR + 8.250%), 4/10/26	50,000	47,250
UOS LLC, 7.543%, 4/18/23
(1 Month US LIBOR + 5.500%)	45,058	45,509
(1 Month US LIBOR + 5.500%)	4,436	4,480
		97,239
Telecom-Integrated/Services: 0.2%
Cyxtera DC Holdings, Inc., 9.300% (1 Month US LIBOR + 7.250%), 5/1/25	50,000	40,708
Telecommunications Equipment: 0.3%
CommScope, Inc., 5.293% (1 Month US LIBOR + 3.250%), 4/4/26	50,000	49,777
Transportation Excluding Air/Rail: 0.3%
United Road Services, Inc., 7.793% (1 Month US LIBOR + 5.750%), 10/19/24	48,831	48,038
Total Bank Loans (cost $2,836,392)		2,810,694

Mutual Fund: 17.8%	Shares
Bank Loan Related: 17.8%
Penn Capital Defensive Floating Rate Income Fund - Institutional Class (e)	319,098	3,181,411
Total Mutual Fund (cost $3,228,226)		3,181,411

Preferred Stock: 0.0%
Spanish Broadcasting System, Inc. 10.750% Cash or 10.750% PIK (f)(g)	1	40
Total Preferred Stock (cost $613)		40

Total Investments - 96.9% (cost $17,367,183)		17,355,913
Other Assets and Liabilities 3.1%		556,686
Net Assets: 100.0%		$17,912,599

Percentages are stated as a percent of net assets.

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2019, the value of these investments was $6,032,344, or 33.7% of total net assets.

(b)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. As of September 30, 2019, the total payment-in-kind was $0, or 0.0% of total net assets.
(c)	Variable rate security. The rate listed is as of September 30, 2019.
(d)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(e)	Affiliated company. See Note 2.
(f)	This security is currently being fair valued in accordance with procedures established by the Board of Trustees and is deemed a Level 3 security as it is valued using significant unobservable inputs.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. No distribution or dividend was made during the year ended September 30, 2019. As such, it is classified as a non-income producing security as of September 30, 2019.

The cost basis of investments for federal income tax purposes at September 30, 2019 was as follows*:
Cost of investments	$17,367,183
Gross unrealized appreciation	327,561
Gross unrealized depreciation	(338,831)
Net unrealized appreciation	$(11,270)

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	89.55%
Luxembourg	5.09%
Canada	2.13%
Cayman Islands	1.20%
Malta	0.75%
Jersey	0.53%
Bermuda	0.38%
Netherlands	0.37%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

Penn Capital Defensive Floating Rate Income Fund
Schedule of Investments	September 30, 2019 (Unaudited)

Bank Loans: 79.5% (a)	Principal	Value
Aerospace: 1.1%
1199169 BC ULC, 6.104% (3 Month US LIBOR + 4.000%), 4/4/26	$87,413	$87,767
Ducommun, Inc., 6.073%, 11/21/25
(1 Month US LIBOR + 4.000%)	124,977	124,977
(3 Month US LIBOR + 4.000%)	92,704	92,704
Dynasty Acquisition Co., Inc., 6.104% (3 Month US LIBOR + 4.000%), 4/8/26	162,587	163,248
		468,696
Airline Companies: 1.7%
Allegiant Travel Co., 6.709% (3 Month US LIBOR + 4.500%), 2/5/24	249,250	251,119
American Airlines, Inc., 4.061% (1 Month US LIBOR + 1.750%), 6/27/25	331,200	327,474
United Airlines, Inc., 3.793% (1 Month US LIBOR + 1.750%), 4/1/24	148,477	148,338
		726,931
Automotive: 0.6%
Navistar, Inc., 5.530% (1 Month US LIBOR + 3.500%), 11/6/24	246,250	244,787
Brokerage: 0.6%
Victory Capital Holdings, Inc., 5.569% (3 Month US LIBOR + 3.250%), 7/1/26	241,409	242,254
Building & Construction: 0.3%
Janus International Group LLC, 5.793% (1 Month US LIBOR + 3.750%), 2/15/25	123,438	122,203
Building Materials: 1.5%
Beacon Roofing Supply, Inc., 4.293% (1 Month US LIBOR + 2.250%), 1/2/25	248,492	247,700
Foundation Building Materials Holding Co. LLC, 5.043% (1 Month US LIBOR + 3.000%), 8/13/25	148,875	148,689
Quikrete Holdings, Inc., 4.793% (1 Month US LIBOR + 2.750%), 11/15/23	240,385	239,363
		635,752
Building Products: 0.5%
Atkore International, Inc., 4.860% (3 Month US LIBOR + 2.750%), 12/22/23	229,234	229,616
Chemical Companies: 2.4%
Composite Resins Subholding BV, 6.459%, 8/1/25
(3 Month US LIBOR + 4.250%)	53,826	53,658
(3 Month US LIBOR + 4.250%)	11,737	11,700
(3 Month US LIBOR + 4.250%)	8,500	8,474
Encapsys LLC, 5.543% (1 Month US LIBOR + 3.500%), 11/30/24	120,850	121,152
HB Fuller Co., 4.044% (1 Month US LIBOR + 2.000%), 10/20/24	208,215	207,222
Hexion, Inc., 5.820% (3 Month US LIBOR + 3.500%), 7/1/26	249,625	248,689
Tronox Finance LLC, 4.817%, 9/22/24
(1 Month US LIBOR + 2.750%)	135,812	135,691
(3 Month US LIBOR + 2.750%)	87,209	87,132
Univar USA, Inc., 4.293% (1 Month US LIBOR + 2.250%), 7/1/24	164,550	164,892
		1,038,610
Computer Hardware: 0.9%
Dell International LLC, 3.810% (1 Month US LIBOR + 1.750%), 3/13/24	144,227	144,107
GLOBALFOUNDRIES, Inc., 6.125% (1 Month US LIBOR + 4.000%), 6/5/26	249,375	242,206
		386,313
Consumer/Commercial/Lease Financing: 0.3%
Avolon TLB Borrower 1 US LLC, 3.794% (1 Month US LIBOR + 1.750%), 1/15/25	142,305	142,743

Consumer-Products: 1.3%
BDF Acquisition Corp., 7.293% (1 Month US LIBOR + 5.250%), 8/8/23	296,883	286,492
HLF Financing Sarl LLC, 5.293% (1 Month US LIBOR + 3.250%), 8/16/25	247,500	247,871
		534,363
Diversified Capital Goods: 1.4%
Crosby US Acquisition Corp., 6.796% (1 Month US LIBOR + 4.750%), 6/27/26	149,625	146,258
DXP Enterprises, Inc., 6.793% (1 Month US LIBOR + 4.750%), 8/29/23	99,241	99,241
EWT Holdings III Corp., 5.043% (1 Month US LIBOR + 3.000%), 12/20/24	254,465	255,262
Thermon Holding Corp., 5.850% (1 Month US LIBOR + 3.750%), 10/30/24	97,625	97,503
		598,264
Diversified Financial Services: 0.6%
Pivotal Payments Direct Corp., 7.057%, 9/28/25
(1 Month US LIBOR + 5.000%)	187,298	184,488
(1 Month US LIBOR + 5.000%)	36,058	25,750
(1 Month US LIBOR + 5.000%)	26,142	35,517
		245,755
Diversified Telecommunication Services: 0.6%
Consolidated Communications, Inc., 5.050% (1 Month US LIBOR + 3.000%), 10/5/23	244,674	234,772
Electric-Distribution/Transportation: 0.3%
Pike Corp., 5.300% (1 Month US LIBOR + 3.250%), 7/24/26	146,618	147,025
Electric-Generation: 3.1%
Calpine Corp., 4.860% (3 Month US LIBOR + 2.750%), 4/1/26	249,375	249,844
Compass Power Generation LLC, 5.543% (1 Month US LIBOR + 3.500%), 12/20/24	119,878	119,908
Edgewater Generation LLC, 5.793% (1 Month US LIBOR + 3.750%), 12/13/25	291,642	287,816
Lightstone Holdco LLC, 5.793% (1 Month US LIBOR + 3.750%), 1/30/24	285,444	273,266
Lightstone Holdco LLC, 5.793% (1 Month US LIBOR + 3.750%), 1/30/24	16,099	15,413
Talen Energy Supply LLC, 5.792% (1 Month US LIBOR + 3.750%), 7/8/26	250,000	249,375
TerraForm Power Operating LLC, 4.043% (1 Month US LIBOR + 2.000%), 11/8/22	122,813	122,966
		1,318,588
Entertainment: 4.3%
Alterra Mountain Co., 5.043% (1 Month US LIBOR + 3.000%), 7/31/24	245,625	245,932
AMC Entertainment Holdings, Inc., 5.230% (6 Month US LIBOR + 3.000%), 4/22/26	250,139	250,972
Crown Finance US, Inc., 4.293% (1 Month US LIBOR + 2.250%), 2/28/25	184,612	183,298
Life Time, Inc., 4.874% (3 Month US LIBOR + 2.750%), 6/15/22	240,719	240,555
Lions Gate Capital Holdings LLC, 4.293% (1 Month US LIBOR + 2.250%), 3/24/25	110,125	109,746
Nascar Holdings, Inc., 5.080% (3 Month US LIBOR + 2.750%), 7/26/26	150,000	150,913
SeaWorld Parks & Entertainment, Inc., 5.043% (1 Month US LIBOR + 3.000%), 3/31/24	245,905	245,116
United PF Holdings LLC, 6.543% (1 Month US LIBOR + 4.500%), 6/14/26	355,140	353,364
United PF Holdings LLC, 6.543% (1 Month US LIBOR + 4.500%), 6/14/26	48,970	48,726
		1,828,622
Environmental & Waste: 0.9%
Advanced Drainage Systems, Inc., 4.250% (1 Month US LIBOR + 2.250%), 9/24/26	200,000	200,750
GFL Environmental, Inc., 5.043% (1 Month US LIBOR + 3.000%), 5/31/25	197,995	196,227
		396,977
Food & Drug Retailers: 0.6%
Albertson's LLC, 4.793% (1 Month US LIBOR + 2.750%), 8/17/26	245,143	246,587
Food-Wholesale: 0.9%
American Seafoods Group LLC, 4.892% (1 Month US LIBOR + 2.750%), 8/21/23	234,047	234,339
JBS USA LUX SA, 3.250% (3 Month US LIBOR + 2.500%), 5/1/26	150,000	150,957
		385,296

Gaming: 3.5%
Boyd Gaming Corp., 4.166% (1 Week US LIBOR + 2.250%), 9/15/23	209,212	209,712
Eldorado Resorts, Inc., 4.419%, 4/17/24
(1 Month US LIBOR + 2.250%)	114,858	114,620
(1 Month US LIBOR + 2.250%)	109,511	109,283
(1 Month US LIBOR + 2.250%)	28,519	28,459
Gateway Casinos & Entertainment Ltd., 5.104% (3 Month US LIBOR + 3.000%), 3/13/25	222,373	219,178
PCI Gaming Authority, 5.043% (1 Month US LIBOR + 3.000%), 5/31/26	249,375	250,622
Scientific Games International, Inc., 4.876%, 8/14/24
(2 Month US LIBOR + 2.750%)	278,389	275,781
(1 Month US LIBOR + 2.750%)	67,245	66,615
Stars Group Holdings BV, 5.604%, 7/10/25
(3 Month US LIBOR + 3.500%)	205,341	206,111
(3 Month US LIBOR + 3.500%)	17,281	17,346
		1,497,727
Gas Distribution: 1.0%
Blackstone CQP Holdco LP, 5.656% (3 Month US LIBOR + 3.500%), 6/20/24	149,625	150,186
Prairie ECI Acquiror LP, 6.854% (3 Month US LIBOR + 4.750%), 3/11/26	149,250	145,379
Woodford Express LLC, 7.043% (1 Month US LIBOR + 5.000%), 1/26/25	123,125	115,183
		410,748
Health Care Equipment & Supplies: 0.5%
Exactech, Inc., 5.793% (1 Month US LIBOR + 3.750%), 2/14/25	228,894	228,608
Health Care Prodviders & Services: 0.5%
Emerald TopCo, Inc., 5.543% (1 Month US LIBOR + 3.500%), 7/26/26	200,000	199,334
Health Services: 3.1%
Acadia Healthcare Co., Inc., 4.543% (1 Month US LIBOR + 2.500%), 2/16/23	234,917	235,100
American Renal Holdings, Inc., 7.043% (1 Month US LIBOR + 5.000%), 6/22/24	222,158	215,911
Concentra, Inc., 4.790% (6 Month US LIBOR + 2.500%), 6/1/22	232,800	233,964
Gentiva Health Services, Inc., 5.812% (1 Month US LIBOR + 3.750%), 7/2/25	241,900	243,110
Option Care Health, Inc., 6.543% (1 Month US LIBOR + 4.500%), 8/6/26	150,000	149,437
Select Medical Corp., 4.580%, 3/6/25
(6 Month US LIBOR + 2.500%)	223,808	224,088
(1 Month US LIBOR + 2.500%)	183	183
		1,301,793
Hotels: 0.2%
Marriott Ownership Resorts, Inc., 4.685% (3 Month US LIBOR + 2.250%), 8/29/25	99,250	99,664
Industrial Conglomerates: 0.8%
Deliver Buyer, Inc., 7.104% (3 Month US LIBOR + 5.000%), 5/1/24	248,106	241,283
MTS Systems Corp., 5.310% (1 Month US LIBOR + 3.250%), 7/5/23	95,113	95,113
		336,396
Investments & Miscellaneous Financial Services: 4.2%
FinCo I LLC, 4.043% (1 Month US LIBOR + 2.000%), 12/27/22	195,115	195,456
iStar, Inc., 4.807%, 6/28/23
(1 Month US LIBOR + 2.750%)	125,000	125,156
(1 Month US LIBOR + 2.750%)	121,875	122,028
LPL Holdings, Inc., 4.304% (1 Month US LIBOR + 2.250%), 9/21/24	244,387	245,458
Russell Investments US Institutional Holdco, Inc., 5.293% (1 Month US LIBOR + 3.250%), 6/1/23	340,600	335,831
The Edelman Financial Center LLC, 5.307% (1 Month US LIBOR + 3.250%), 7/19/25	198,500	198,641
Trans Union LLC, 4.112% (1 Month US LIBOR + 2.000%), 6/19/25	149,244	149,617

VeriFone Systems, Inc., 6.136% (3 Month US LIBOR + 4.000%), 8/20/25	248,374	236,825
WisdomTree International Holdings Ltd., 3.804% (1 Month US LIBOR + 1.750%), 1/31/21	185,000	181,300
		1,790,312
IT Services: 1.1%
NAB Holdings LLC, 5.104% (3 Month US LIBOR + 3.000%), 6/30/24	245,019	244,100
Paysafe Holdings US Corp., 5.293% (1 Month US LIBOR + 3.250%), 1/1/25	246,250	245,223
		489,323
Machinery: 0.3%
Savage Enterprises LLC, 6.040% (1 Month US LIBOR + 4.000%), 8/1/25	130,943	132,171
Machinery Companies: 2.0%
Gates Global LLC, 4.793% (1 Month US LIBOR + 2.750%), 3/31/24	248,230	244,085
Milacron LLC, 4.543% (1 Month US LIBOR + 2.500%), 9/28/23	134,082	133,915
RBS Global, Inc., 4.043% (1 Month US LIBOR + 2.000%), 8/21/24	226,563	227,695
Welbilt, Inc., 4.543% (1 Month US LIBOR + 2.500%), 10/23/25	237,500	237,797
		843,492
Media: 0.9%
Meredith Corp., 4.793% (1 Month US LIBOR + 2.750%), 1/31/25	144,684	144,793
Nexstar Broadcasting, Inc., 4.807% (1 Month US LIBOR + 2.750%), 9/19/26	250,000	251,015
		395,808
Media-Broadcast: 6.5%
Beasley Mezzanine Holdings LLC, 6.044% (1 Month US LIBOR + 4.000%), 11/1/23	232,648	231,534
Clear Channel Outdoor Holdings, Inc., 5.543% (1 Month US LIBOR + 3.500%), 8/23/26	250,000	250,535
CSC Holdings LLC, 4.277% (1 Month US LIBOR + 2.250%), 7/17/25	244,987	244,593
Cumulus Media New Holdings, Inc., 5.796% (1 Month US LIBOR + 3.750%), 3/26/26	200,000	200,250
Diamond Sports Group LLC, 5.300% (1 Month US LIBOR + 3.250%), 8/24/26	250,000	251,250
Entercom Media Corp., 4.804% (1 Month US LIBOR + 2.750%), 11/17/24	97,993	98,018
Gray Television, Inc., 4.680% (3 Month US LIBOR + 2.250%), 2/7/24	231,834	232,026
ION Media Networks, Inc., 5.062% (1 Month US LIBOR + 3.000%), 12/18/24	150,000	149,625
Sinclair Television Group, Inc., 4.300% (1 Month US LIBOR + 2.250%), 1/3/24	243,125	243,582
The E.W. Scripps Co., 4.793% (1 Month US LIBOR + 2.750%), 5/1/26	248,999	248,999
Univision Communications, Inc., 4.793% (1 Month US LIBOR + 2.750%), 3/15/24	193,738	188,128
Urban One, Inc., 6.050% (1 Month US LIBOR + 4.000%), 4/18/23	214,228	206,944
WideOpenWest Finance LLC, 5.293% (1 Month US LIBOR + 3.250%), 8/19/23	245,000	236,119
		2,781,603
Media-Cable: 1.9%
Altice France SA, 6.027% (1 Month US LIBOR + 4.000%), 8/14/26	243,875	243,063
Charter Communications Operating LLC, 4.050% (1 Month US LIBOR + 2.000%), 4/30/25	148,864	149,682
Cogeco Communications USA II LP, 4.293% (1 Month US LIBOR + 2.250%), 1/4/25	248,116	248,081
Radiate Holdco LLC, 5.043% (1 Month US LIBOR + 3.000%), 2/1/24	149,235	148,556
		789,382
Metals & Mining: 1.3%
Big River Steel LLC, 7.104% (3 Month US LIBOR + 5.000%), 8/23/23	294,495	291,550
Zekelman Industries, Inc., 4.304% (1 Month US LIBOR + 2.250%), 6/14/21	244,397	244,194
		535,744
Metals/Mining Excluding Steel: 1.4%
Aleris International, Inc., 6.793% (1 Month US LIBOR + 4.750%), 2/27/23	148,125	148,125
American Rock Salt Co. LLC, 5.793% (1 Month US LIBOR + 3.750%), 3/21/25	291,033	290,489
CONSOL Energy, Inc., 6.550% (1 Month US LIBOR + 4.500%), 9/28/24	149,250	147,757
		586,371
Multi-Line Insurance: 1.0%
Asurion LLC, 5.043% (1 Month US LIBOR + 3.000%), 8/4/22	168,088	168,687
HUB International Ltd., 5.267% (3 Month US LIBOR + 3.000%), 4/25/25	246,875	243,824
		412,511

Non-Food & Drug Retailers: 1.7%
Calceus Acquisition, Inc., 7.543% (1 Month US LIBOR + 5.500%), 2/12/25	283,060	282,265
Michaels Stores, Inc., 4.543%, 1/28/23
(1 Month US LIBOR + 2.500%)	101,326	98,843
(1 Month US LIBOR + 2.500%)	58,769	57,329
(1 Month US LIBOR + 2.500%)	52,183	50,904
(1 Month US LIBOR + 2.500%)	10,132	9,885
PetSmart, Inc., 6.040% (1 Month US LIBOR + 4.000%), 3/11/22	225,657	219,876
		719,102
Oil, Gas & Consumable Fuels: 0.7%
Apergy Corp., 4.714% (1 Month US LIBOR + 2.500%), 5/9/25	88,855	88,911
Centurion Pipeline Co. LLC, 5.293% (1 Month US LIBOR + 3.250%), 9/30/25	198,500	198,004
		286,915
Packaging: 1.0%
Berry Global, Inc., 4.299% (1 Month US LIBOR + 2.250%), 10/1/22	174,680	175,401
Reynolds Group Holdings, Inc., 4.793%, 2/5/23
(1 Month US LIBOR + 2.750%)	155,839	156,034
(1 Month US LIBOR + 2.750%)	57,519	57,591
(1 Month US LIBOR + 2.750%)	33,115	35,159
		424,185
Pharmaceuticals: 1.6%
Aldevron LLC, 5.250% (1 Month US LIBOR + 4.250%), 9/20/26	200,000	200,500
Amneal Pharmaceuticals LLC, 5.562% (1 Month US LIBOR + 3.500%), 5/4/25	297,724	253,066
Jaguar Holding Co. II, 4.543% (1 Month US LIBOR + 2.500%), 8/18/22	247,416	247,500
		701,066
Pharmaceuticals & Devices: 1.3%
Bausch Health Americas, Inc., 5.039% (1 Month US LIBOR + 3.000%), 6/1/25	215,334	216,120
Greatbatch Ltd., 5.050% (1 Month US LIBOR + 3.000%), 10/27/22	233,631	234,215
Kinetic Concepts, Inc., 7.250% (Prime US LIBOR + 2.250%), 2/3/24	121,573	121,751
		572,086
Real Estate Investment Trusts (REITs): 0.9%
Apollo Commercial Real Estate Finance, Inc., 4.777% (1 Month US LIBOR + 2.750%), 5/15/26	249,625	248,689
GGP Nimbus LLC, 4.543%, 8/24/25
(1 Month US LIBOR + 2.500%)	111,998	110,389
(1 Month US LIBOR + 2.500%)	37,248	36,713
		395,791
Restaurants: 1.7%
Carrols Restaurant Group, Inc., 5.310% (1 Month US LIBOR + 3.250%), 4/30/26	249,625	242,293
IRB Holding Corp., 5.550% (3 Month US LIBOR + 3.250%), 2/5/25	248,492	247,215
Whatabrands LLC, 5.516% (3 Month US LIBOR + 3.250%), 8/2/26	250,000	250,970
		740,478
Semiconductors & Semiconductor Equipment: 0.8%
Cohu, Inc., 5.200% (6 Month US LIBOR + 3.000%), 10/1/25	173,250	163,938
Xperi Corp., 4.543% (1 Month US LIBOR + 2.500%), 12/1/23	164,167	162,073
		326,011
Software: 1.5%
Canyon Valor Cos, Inc., 4.854% (3 Month US LIBOR + 2.750%), 6/16/23	232,923	232,413
Omnitracs LLC, 4.856% (3 Month US LIBOR + 2.750%), 3/23/25	246,937	243,974
SCS Holdings I, Inc., 6.354% (3 Month US LIBOR + 4.250%), 7/3/26	149,625	149,828
		626,215

Software/Services: 4.3%
Avaya, Inc., 6.334%, 12/15/24
(1 Month US LIBOR + 4.250%)	154,271	146,270
(2 Month US LIBOR + 4.250%)	92,033	87,259
Blucora, Inc., 5.086% (2 Month US LIBOR + 3.000%), 5/22/24	176,667	176,501
Go Daddy Operating Co. LLC, 4.043%, 2/15/24
(1 Month US LIBOR + 2.000%)	113,081	113,209
(1 Month US LIBOR + 2.000%)	36,182	36,223
Infor US, Inc., 4.854% (3 Month US LIBOR + 2.750%), 2/1/22	149,485	149,602
Match Group, Inc., 4.659% (2 Month US LIBOR + 2.500%), 11/16/22	109,375	109,375
McAfee LLC, 5.866% (1 Month US LIBOR + 3.750%), 9/29/24	242,281	242,722
New Media Holdings II LLC, 8.293% (1 Month US LIBOR + 6.250%), 7/14/22	147,933	147,748
Rackspace Hosting, Inc., 5.287%, 11/3/23
(3 Month US LIBOR + 3.000%)	208,589	191,085
(2 Month US LIBOR + 3.000%)	533	489
SS&C Technologies Holdings Europe Sarl, 4.293% (1 Month US LIBOR + 2.250%), 4/16/25	53,252	53,385
SS&C Technologies, Inc., 4.293% (1 Month US LIBOR + 2.250%), 4/16/25	80,621	80,823
The Ultimate Software Group, Inc., 5.793% (1 Month US LIBOR + 3.750%), 5/3/26	150,000	150,750
Web.com Group, Inc., 5.777% (1 Month US LIBOR + 3.750%), 10/11/25	136,301	133,928
		1,819,369
Specialty Retail: 0.5%
Staples, Inc., 6.623% (2 Month US LIBOR + 4.500%), 9/12/24	194,763	192,166
Support-Services: 3.1%
Aramark Services, Inc., 3.793% (1 Month US LIBOR + 1.750%), 3/11/25	150,000	150,063
KAR Auction Services, Inc., 4.625% (1 Month US LIBOR + 2.250%), 9/19/26	118,077	118,520
PetVet Care Centers LLC, 4.793% (1 Month US LIBOR + 2.750%), 2/14/25	248,373	240,094
PetVet Care Centers LLC, 3.886% (1 Month US LIBOR + 2.750%), 2/14/25	73,544	71,093
Prime Security Services Borrower LLC, 5.210%, 9/23/26
(1 Month US LIBOR + 2.750%)	192,550	190,414
(1 Month US LIBOR + 2.750%)	23,319	23,061
The Hertz Corp., 4.800% (1 Month US LIBOR + 2.750%), 6/30/23	243,573	243,573
UOS LLC, 7.543%, 4/18/23
(1 Month US LIBOR + 5.500%)	267,533	270,208
(1 Month US LIBOR + 5.500%)	26,336	26,600
		1,333,626
Telecom-Integrated/Services: 4.4%
CenturyLink, Inc., 4.793% (1 Month US LIBOR + 2.750%), 1/31/25	221,309	219,711
CenturyLink, Inc., 4.793% (1 Month US LIBOR + 2.750%), 11/1/22	144,079	144,403
Cincinnati Bell, Inc., 5.362% (1 Month US LIBOR + 3.250%), 10/2/24	247,500	246,468
Cyxtera DC Holdings, Inc., 5.040% (1 Month US LIBOR + 3.000%), 5/1/24	197,540	177,503
Intelsat Jackson Holdings SA, 5.804% (1 Month US LIBOR + 3.750%), 11/27/23	125,000	125,274
Level 3 Parent LLC, 4.293% (1 Month US LIBOR + 2.250%), 2/22/24	250,000	250,365
MLN US Holdco LLC, 6.612% (1 Month US LIBOR + 4.500%), 11/30/25	148,875	137,710
Sprint Communications, Inc., 4.562% (1 Month US LIBOR + 2.500%), 2/3/24	319,939	317,440
Telesat LLC, 4.610% (3 Month US LIBOR + 2.500%), 11/17/23	237,497	237,675
		1,856,549
Telecommunications Equipment: 1.1%
CommScope, Inc., 5.293% (1 Month US LIBOR + 3.250%), 4/4/26	300,000	298,662
Dawn Acquisition LLC, 5.854% (3 Month US LIBOR + 3.750%), 12/31/25	173,688	163,266
		461,928

Telecom-Wireless: 0.5%
Sable International Finance Ltd., 5.293% (1 Month US LIBOR + 3.250%), 1/31/26	218,667	219,425
Transportation Excluding Air/Rail: 0.3%
United Road Services, Inc., 7.793% (1 Month US LIBOR + 5.750%), 10/19/24	141,916	139,609
Total Bank Loans (cost $33,933,056)		33,819,662

Corporate Bonds: 15.5%
Airline Companies: 0.2%
VistaJet Malta Finance PLC, 10.500%, 6/1/24 (b)	95,000	92,150
Auto Parts & Equipment: 0.5%
Meritor, Inc., 6.250%, 2/15/24	200,000	205,750
Brokerage: 0.3%
Oppenheimer Holdings, Inc., 6.750%, 7/1/22	138,000	141,795
Computer Hardware: 0.5%
NCR Corp., 5.000%, 7/15/22	195,000	197,194
Consumer/Commercial/Lease Financing: 0.4%
Navient Corp., 7.250%, 9/25/23	150,000	163,050
Diversified Capital Goods: 0.5%
Griffon Corp., 5.250%, 3/1/22	230,000	231,725
Electric-Generation: 0.2%
Calpine Corp., 6.000%, 1/15/22 (b)	90,000	90,301
Energy-Exploration & Production: 0.5%
Northern Oil and Gas, Inc., 8.500% Cash or 1.000% PIK, 5/15/23 (c)	195,000	200,850
Environmental & Waste: 0.2%
Stericycle, Inc., 5.375%, 7/15/24 (b)	95,000	97,613
Food & Drug Retailers: 0.6%
Ingles Markets, Inc., 5.750%, 6/15/23	235,000	239,994
Food-Wholesale: 0.8%
KeHE Distributors LLC, 8.625%, 10/15/26 (b)	135,000	137,700
Simmons Foods, Inc., 5.750%, 11/1/24 (b)	100,000	97,500
Simmons Foods, Inc., 7.750%, 1/15/24 (b)	90,000	97,425
		332,625
Gas Distribution: 0.9%
Blue Racer Midstream LLC, 6.125%, 11/15/22 (b)	180,000	180,954
NGL Energy Partners LP, 7.500%, 11/1/23	195,000	198,656
		379,610
Health Services: 0.6%
DaVita, Inc., 5.125%, 7/15/24	95,000	96,544
MEDNAX, Inc., 5.250%, 12/1/23 (b)	150,000	152,475
		249,019
Investments & Miscellaneous Financial Services: 0.5%
Icahn Enterprises LP, 6.250%, 2/1/22	100,000	102,600
VFH Parent LLC, 6.750%, 6/15/22 (b)	90,000	93,087
		195,687
Media-Broadcast: 1.9%
Diamond Sports Group LLC, 5.375%, 8/15/26 (b)	190,000	197,125
Gray Television, Inc., 5.125%, 10/15/24 (b)	185,000	191,706
Scripps Escrow, Inc., 5.875%, 7/15/27 (b)	245,000	248,675
Sirius XM Radio, Inc., 4.625%, 7/15/24 (b)	150,000	155,525
		793,031

Media-Cable: 1.5%
Altice France SA, 6.250%, 5/15/24 (b)	200,000	206,400
CSC Holdings LLC, 5.250%, 6/1/24	95,000	102,125
DISH DBS Corp., 5.875%, 7/15/22	230,000	239,200
DISH DBS Corp., 5.875%, 11/15/24	100,000	99,125
		646,850
Media-Services: 0.4%
Nielsen Finance LLC, 5.000%, 4/15/22 (b)	150,000	150,420
Metals/Mining Excluding Steel: 0.2%
Peabody Energy Corp., 6.000%, 3/31/22 (b)	100,000	100,500
Multi-Line Insurance: 0.4%
Genworth Holdings, Inc., 7.700%, 6/15/20	175,000	178,937
Oil Field Equipment & Services: 0.1%
Nabors Industries, Inc., 5.000%, 9/15/20	45,000	44,100
Oil Refining & Marketing: 0.4%
PBF Holding Co. LLC, 7.000%, 11/15/23	180,000	185,626
Pharmaceuticals & Devices: 0.8%
Bausch Health Cos, Inc., 5.875%, 5/15/23 (b)	147,000	148,838
Kinetic Concepts, Inc., 12.500%, 11/1/21 (b)	170,000	180,625
		329,463
Real Estate Development & Management: 0.4%
Realogy Group LLC, 5.250%, 12/1/21 (b)	170,000	169,150
Real Estate Investment Trust (REIT): 0.6%
iStar, Inc., 4.750%, 10/1/24	240,000	243,900
Steel Producers/Products: 0.4%
AK Steel Corp., 7.625%, 10/1/21	190,000	187,150
Support-Services: 0.9%
The GEO Group, Inc., 5.875%, 1/15/22	165,000	159,182
The Hertz Corp., 7.625%, 6/1/22 (b)	200,000	208,250
		367,432
Telecom-Integrated/Services: 0.5%
Intelsat Jackson Holdings SA, 9.500%, 9/30/22 (b)	80,000	92,800
Qwest Corp., 6.750%, 12/1/21	125,000	135,095
		227,895
Telecom-Wireless: 0.3%
Sprint Corp., 7.875%, 9/15/23	135,000	148,292
Total Corporate Bonds (cost $6,510,845)		6,590,109

U.S. Government Note: 1.7%
United States Treasury Fixed Rate Note
2.875%, 10/31/20	725,000	733,128
Total U.S. Government Note (cost $727,890)		733,128

Total Investments - 96.7% (cost $41,171,791)		41,142,899
Other Assets and Liabilities 3.3%		1,396,323
Net Assets: 100.0%		$42,539,222

Percentages are stated as a percent of net assets.

(a)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2019, the value of these investments was $3,089,219, or 7.3% of total net assets.

(c)	Payment-in-kind security which may pay/invest interest in additional par/shares and/or in cash. As of September 30, 2019, the total payment-in-kind was $0, or 0.0% of total net assets.

The cost basis of investments for federal income tax purposes at September 30, 2019 was as follows*:
Cost of investments	$41,171,791
Gross unrealized appreciation	225,075
Gross unrealized depreciation	(253,967)
Net unrealized appreciation	$(28,892)

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	98.69%
France	0.50%
Canada	0.36%
Luxembourg	0.23%
Malta	0.22%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

Penn Capital Defensive Short Duration High Income Fund
Schedule of Investments	September 30, 2019 (Unaudited)

Corporate Bonds: 89.1%	Principal	Value
Aerospace: 0.7%
Bombardier, Inc., 8.750%, 12/1/21 (a)	$250,000	$270,000
Airline Companies: 2.0%
Air Canada, 7.750%, 4/15/21 (a)	394,000	422,072
American Airlines Group, Inc., 5.500%, 10/1/19 (a)	65,000	65,000
American Airlines Group, Inc., 5.000%, 6/1/22 (a)	285,000	295,930
		783,002
Auto Parts & Equipment: 1.4%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	355,000	359,437
Gates Global LLC, 6.000%, 7/15/22 (a)	115,000	114,569
The Goodyear Tire & Rubber Co., 8.750%, 8/15/20	75,000	78,900
		552,906
Automotive: 1.0%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	200,000	209,483
Jaguar Land Rover Automotive PLC, 3.500%, 3/15/20 (a)	200,000	199,062
		408,545
Banking: 3.3%
Ally Financial, Inc., 8.000%, 3/15/20	580,000	592,290
Ally Financial, Inc., 7.500%, 9/15/20	190,000	198,588
Ally Financial, Inc., 3.750%, 11/18/19	60,000	60,060
Ally Financial, Inc., 4.125%, 2/13/22	60,000	61,350
Ally Financial, Inc., 3.875%, 5/21/24	85,000	87,958
CIT Group, Inc., 4.125%, 3/9/21	275,000	279,813
		1,280,059
Brokerage: 0.5%
Oppenheimer Holdings, Inc., 6.750%, 7/1/22	183,000	188,033
Building & Construction: 3.6%
Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (a)	190,000	192,965
KB Home, 8.000%, 3/15/20	150,000	153,630
KB Home, 7.500%, 9/15/22	95,000	106,637
KB Home, 7.000%, 12/15/21	145,000	156,208
Lennar Corp., 4.500%, 11/15/19	210,000	210,000
Lennar Corp., 8.375%, 1/15/21	195,000	208,894
Toll Brothers Finance Corp., 6.750%, 11/1/19	35,000	35,105
TRI Pointe Group, Inc., 4.875%, 7/1/21	135,000	139,050
William Lyon Homes, Inc., 7.000%, 8/15/22	15,000	15,038
William Lyon Homes, Inc., 6.000%, 9/1/23	170,000	176,800
		1,394,327
Chemical Companies: 1.5%
Blue Cube Spinco LLC, 9.750%, 10/15/23	105,000	114,450
CF Industries, Inc., 7.125%, 5/1/20	54,000	55,485
Methanex Corp., 3.250%, 12/15/19	220,000	220,433
WR Grace & Co-Conn, 5.125%, 10/1/21 (a)	195,000	202,576
		592,944
Computer Hardware: 4.2%
Dell International LLC, 5.875%, 6/15/21 (a)	365,000	370,840
EMC Corp., 2.650%, 6/1/20	535,000	534,581

NCR Corp., 5.000%, 7/15/22	177,000	178,991
NCR Corp., 6.375%, 12/15/23	85,000	87,338
Xerox Corp., 4.500%, 5/15/21	480,000	490,800
		1,662,550
Consumer/Commercial/Lease Financing: 5.4%
Global Aircraft Leasing Co. Ltd., 6.500% Cash or 0.750% PIK, 9/15/24 (a)(b)	175,000	177,187
Navient Corp., 6.500%, 6/15/22	90,000	95,850
Navient Corp., 8.000%, 3/25/20	415,000	423,300
Navient Corp., 7.250%, 1/25/22	477,000	513,968
Park Aerospace Holdings Ltd., 5.250%, 8/15/22 (a)	140,000	147,546
SLM Corp., 5.125%, 4/5/22	85,000	87,125
Springleaf Finance Corp., 7.750%, 10/1/21	285,000	309,938
Springleaf Finance Corp., 8.250%, 12/15/20	330,000	350,625
		2,105,539
Consumer-Products: 3.0%
Avon International Capital PLC, 6.500%, 8/15/22 (a)	370,000	383,412
Edgewell Personal Care Co., 4.700%, 5/19/21	234,000	239,265
Edgewell Personal Care Co., 4.700%, 5/24/22	190,000	196,013
Mattel, Inc., 2.350%, 8/15/21	235,000	228,538
Prestige Brands, Inc., 5.375%, 12/15/21 (a)	145,000	145,725
		1,192,953
Diversified Capital Goods: 1.7%
Actuant Corp., 5.625%, 6/15/22	150,000	151,312
Anixter, Inc., 5.125%, 10/1/21	140,000	145,600
Griffon Corp., 5.250%, 3/1/22	359,000	361,693
		658,605
Electric Utilities: 0.4%
NextEra Energy Operating Partners LP, 4.250%, 7/15/24 (a)	165,000	169,950
Electric-Generation: 2.8%
Calpine Corp., 6.000%, 1/15/22 (a)	500,000	501,675
Calpine Corp., 5.375%, 1/15/23	378,000	382,725
DPL, Inc., 7.250%, 10/15/21	192,000	205,920
		1,090,320
Electronics: 0.7%
Advanced Micro Devices, Inc., 7.500%, 8/15/22	255,000	288,469
Energy-Exploration & Production: 1.7%
Antero Resources Corp., 5.375%, 11/1/21	220,000	212,850
Northern Oil and Gas, Inc., 8.500% Cash or 1.000% PIK, 5/15/23 (b)	130,200	134,106
QEP Resources, Inc., 6.875%, 3/1/21	120,000	119,100
Range Resources Corp., 5.750%, 6/1/21	120,000	119,100
WPX Energy, Inc., 8.250%, 8/1/23	72,000	81,000
		666,156
Entertainment: 1.0%
National CineMedia LLC, 6.000%, 4/15/22	305,000	308,050
NCL Corp. Ltd., 4.750%, 12/15/21 (a)	70,000	71,292
		379,342
Environmental & Waste: 0.5%
Stericycle, Inc., 5.375%, 7/15/24 (a)	185,000	190,088
Food & Drug Retailers: 0.4%
Ingles Markets, Inc., 5.750%, 6/15/23	154,000	157,273

Food-Wholesale: 1.3%
Simmons Foods, Inc., 7.750%, 1/15/24 (a)	240,000	259,800
TreeHouse Foods, Inc., 4.875%, 3/15/22	230,000	231,725
		491,525
Gaming: 4.8%
GLP Capital LP, 4.375%, 4/15/21	120,000	122,638
International Game Technology PLC, 6.250%, 2/15/22 (a)	200,000	211,053
Jack Ohio Finance LLC, 6.750%, 11/15/21 (a)	225,000	229,781
Jacobs Entertainment, Inc., 7.875%, 2/1/24 (a)	180,000	192,150
MGM Resorts International, 7.750%, 3/15/22	365,000	408,347
MGM Resorts International, 6.625%, 12/15/21	409,000	443,561
Scientific Games International, Inc., 10.000%, 12/1/22	259,000	269,360
		1,876,890
Gas Distribution: 2.4%
Blue Racer Midstream LLC, 6.125%, 11/15/22 (a)	340,000	341,802
Energy Transfer Operating LP, 7.500%, 10/15/20	240,000	252,212
Rockies Express Pipeline LLC, 5.625%, 4/15/20 (a)	255,000	258,506
SemGroup Corp., 5.625%, 7/15/22	90,000	91,351
		943,871
Health Services: 2.4%
Centene Corp., 5.625%, 2/15/21	450,000	456,394
DaVita, Inc., 5.125%, 7/15/24	110,000	111,787
MEDNAX, Inc., 5.250%, 12/1/23 (a)	365,000	371,023
		939,204
Hospitals: 3.1%
HCA Healthcare, Inc., 6.250%, 2/15/21	355,000	371,721
HCA, Inc., 7.500%, 2/15/22	770,000	853,391
		1,225,112
Hotels: 1.2%
Wyndham Destinations, Inc., 5.625%, 3/1/21	175,000	180,906
Wyndham Destinations, Inc., 4.250%, 3/1/22	280,000	285,600
		466,506
Investments & Miscellaneous Financial Services: 3.6%
Icahn Enterprises LP, 6.250%, 2/1/22	718,000	736,668
Icahn Enterprises LP, 6.750%, 2/1/24	92,000	95,680
Icahn Enterprises LP, 4.750%, 9/15/24 (a)	190,000	189,810
Refinitiv US Holdings, Inc., 6.250%, 5/15/26	180,000	193,048
VFH Parent LLC, 6.750%, 6/15/22 (a)	170,000	175,831
		1,391,037
Machinery Companies: 1.0%
Briggs & Stratton Corp., 6.875%, 12/15/20	365,000	373,212
Media-Cable: 2.9%
Cablevision Systems Corp., 8.000%, 4/15/20	110,000	113,162
CSC Holdings LLC, 6.750%, 11/15/21	330,000	355,575
DISH DBS Corp., 6.750%, 6/1/21	280,000	294,644
DISH DBS Corp., 5.875%, 7/15/22	375,000	390,000
		1,153,381
Media-Diversified: 0.8%
Netflix, Inc., 5.375%, 2/1/21	95,000	97,945
Netflix, Inc., 5.500%, 2/15/22	200,000	211,250
		309,195

Media-Services: 3.4%
Nielsen Finance LLC, 5.000%, 4/15/22 (a)	1,315,000	1,318,682
Metals/Mining Excluding Steel: 3.2%
Arconic, Inc., 6.150%, 8/15/20	585,000	603,018
Freeport-McMoRan, Inc., 3.550%, 3/1/22	248,000	248,620
Peabody Energy Corp., 6.000%, 3/31/22 (a)	385,000	386,925
		1,238,563
Multi-Line Insurance: 0.3%
Genworth Holdings, Inc., 7.700%, 6/15/20	120,000	122,700
Non-Food & Drug Retailers: 1.8%
Foot Locker, Inc., 8.500%, 1/15/22	220,000	242,000
L Brands, Inc., 5.625%, 10/15/23	110,000	115,775
L Brands, Inc., 5.625%, 2/15/22	240,000	252,900
Penske Automotive Group, Inc., 3.750%, 8/15/20	85,000	85,323
		695,998
Office Equipment: 0.2%
Avnet, Inc., 3.750%, 12/1/21	60,000	61,234
Oil Field Equipment & Services: 0.5%
Nabors Industries, Inc., 5.000%, 9/15/20	24,000	23,520
Nabors Industries, Inc., 4.625%, 9/15/21	140,000	132,300
Pride International LLC, 6.875%, 8/15/20	55,000	53,488
		209,308
Oil Refining & Marketing: 0.6%
PBF Holding Co. LLC, 7.000%, 11/15/23	215,000	221,720
Packaging: 2.7%
Ardagh Packaging Finance PLC, 4.250%, 9/15/22 (a)	200,000	202,596
Ball Corp., 4.375%, 12/15/20	110,000	112,256
Berry Global, Inc., 6.000%, 10/15/22	110,000	111,512
OI European Group BV, 4.000%, 3/15/23 (a)	210,000	211,313
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	130,829	131,104
Reynolds Group Issuer, Inc., 5.125%, 7/15/23 (a)	295,000	302,006
		1,070,787
Pharmaceuticals & Devices: 3.2%
Bausch Health Cos, Inc., 5.500%, 3/1/23 (a)	472,000	477,900
Kinetic Concepts, Inc., 7.875%, 2/15/21 (a)	105,000	107,142
Kinetic Concepts, Inc., 12.500%, 11/1/21 (a)	310,000	329,375
Teva Pharmaceutical Finance IV LLC, 2.250%, 3/18/20	225,000	221,906
Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 7/21/21	150,000	137,063
		1,273,386
Real Estate Development & Management: 0.5%
Realogy Group LLC, 5.250%, 12/1/21 (a)	190,000	189,050
Real Estate Investment Trusts (REITs): 3.1%
HAT Holdings I LLC, 5.250%, 7/15/24 (a)	365,000	383,706
iStar, Inc., 6.500%, 7/1/21	73,000	74,241
iStar, Inc., 6.000%, 4/1/22	125,000	128,700
iStar, Inc., 4.625%, 9/15/20	190,000	192,138
iStar, Inc., 4.750%, 10/1/24	285,000	289,631
Starwood Property Trust, Inc., 3.625%, 2/1/21	140,000	140,525
		1,208,941
Software/Services: 0.2%
Symantec Corp., 4.200%, 9/15/20	75,000	75,939

Steel Producers/Products: 0.6%
AK Steel Corp., 7.625%, 10/1/21	170,000	167,450
Allegheny Technologies, Inc., 5.950%, 1/15/21	70,000	71,531
		238,981
Support-Services: 3.3%
CoreCivic, Inc., 4.125%, 4/1/20	120,000	120,300
CoreCivic, Inc., 5.000%, 10/15/22	305,000	304,238
The ADT Security Corp., 6.250%, 10/15/21	445,000	473,925
The GEO Group, Inc., 5.875%, 1/15/22	395,000	381,072
		1,279,535
Telecom-Integrated/Services: 3.9%
CenturyLink, Inc., 6.450%, 6/15/21	150,000	157,500
CenturyLink, Inc., 5.625%, 4/1/20	130,000	131,800
Cogent Communications Group, Inc., 5.375%, 3/1/22 (a)	145,000	150,800
Hughes Satellite Systems Corp., 7.625%, 6/15/21	385,000	414,838
Intelsat Jackson Holdings SA, 9.500%, 9/30/22 (a)	425,000	493,000
Qwest Corp., 6.750%, 12/1/21	172,000	185,891
		1,533,829
Telecommunications Equipment: 0.6%
CommScope, Inc., 5.000%, 6/15/21 (a)	247,000	247,074
Telecom-Wireless: 1.7%
Sprint Communications, Inc., 11.500%, 11/15/21	100,000	116,125
Sprint Communications, Inc., 7.000%, 8/15/20	180,000	185,798
Sprint Corp., 7.250%, 9/15/21	350,000	373,485
		675,408
Total Corporate Bonds (cost $34,572,752)		34,862,129

Convertible Bond: 0.2%
Energy-Exploration & Production: 0.2%
Whiting Petroleum Corp., 1.250%, 4/1/20	65,000	63,392
Total Convertible Bond (cost $63,857)		63,392

Bank Loans: 5.1% (c)
Airline Companies: 0.3%
American Airlines, Inc., 4.043% (1 Month US LIBOR + 2.000%), 4/28/23	123,725	123,493
Auto Parts & Equipment: 0.3%
Aptiv Corp., 3.312% (1 Month US LIBOR + 1.250%), 8/17/21	121,753	121,144
Diversified Telecommunication Services: 0.3%
Consolidated Communications, Inc., 5.050% (1 Month US LIBOR + 3.000%), 10/5/23	99,490	95,464
Health Services: 0.6%
Concentra, Inc., 4.790% (6 Month US LIBOR + 2.500%), 6/1/22	250,000	251,250
Investments & Miscellaneous Financial Services: 0.9%
WisdomTree International Holdings Ltd., 3.804% (1 Month US LIBOR + 1.750%), 1/31/21	346,875	339,938
Metals & Mining: 0.4%
Zekelman Industries, Inc., 4.304% (1 Month US LIBOR + 2.250%), 6/14/21	150,000	149,876
Non-Food & Drug Retailers: 0.3%
Michaels Stores, Inc., 4.543%, 1/28/23
(1 Month US LIBOR + 2.500%)	56,292	54,913
(1 Month US LIBOR + 2.500%)	32,649	31,850
(1 Month US LIBOR + 2.500%)	28,991	28,280
(1 Month US LIBOR + 2.500%)	5,629	5,491
		120,534

Pharmaceuticals: 1.0%
Jaguar Holding Co. II, 4.543% (1 Month US LIBOR + 2.500%), 8/18/22	397,025	397,160
Software/Services: 0.3%
Infor US, Inc., 4.854% (3 Month US LIBOR + 2.750%), 2/1/22	124,571	124,668
Telecom-Integrated/Services: 0.7%
CenturyLink, Inc., 4.793% (1 Month US LIBOR + 2.750%), 11/1/22	116,987	117,250
Zayo Group LLC, 4.043% (1 Month US LIBOR + 2.000%), 1/19/21	149,235	149,453
		266,703
Total Bank Loans (cost $1,998,565)		1,990,230

Mutual Fund: 2.0%	Shares
Bank Loan Related: 2.0%
Penn Capital Defensive Floating Rate Income Fund - Institutional Class (d)	79,025	787,875
Total Mutual Fund (cost $796,232)		787,875

U.S. Government Note: 0.9%	Principal
United States Treasury Fixed Rate Note
1.375%, 12/15/19	$375,000	374,604
Total U.S. Government Note (cost $374,059)		374,604

Total Investments - 97.3% (cost $37,805,465)		38,078,230
Other Assets and Liabilities 2.7%		1,061,016
Net Assets: 100.0%		$39,139,246

Percentages are stated as a percent of net assets.

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2019, the value of these investments was $10,949,214, or 28.0% of total net assets.

(b)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. As of September 30, 2019, the total payment-in-kind was $0, or 0.0% of total net assets.
(c)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(d)	Affiliated company. See Note 2.

The cost basis of investments for federal income tax purposes at September 30, 2019 was as follows*:
Cost of investments	$37,805,465
Gross unrealized appreciation	356,436
Gross unrealized depreciation	(83,671)
Net unrealized appreciation	$272,765

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	89.98%
Canada	4.16%
United Kingdom	2.08%
Luxembourg	1.29%
Netherlands	0.92%
Cayman Islands	0.85%
Ireland	0.53%
Bermuda	0.19%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

A Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because a Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Funds have the ability to access

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of September 30, 2019 in valuing each Fund’s investments:

Description	Level 1	Level 2	Level 3	Total
Penn Capital Managed Alpha SMID Cap Equity
Investments in Securities(a)
Common Stocks	$12,715,776	$-	$-	$12,715,776

Real Estate Investment Trusts (REITs)	1,718,752	-	-	1,718,752

Total Investments in Securities	$14,434,528	$-	$-	$14,434,528

Penn Capital Special Situations Small Cap Equity Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$8,535,620	$-	$-	$8,535,620

Contingent Value Right	-	19	-	19

Real Estate Investment Trusts (REITs)	528,150	-	-	528,150

Total Investments in Securities	$9,063,770	$19	$-	$9,063,789

Penn Capital Multi-Credit High Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$11,121,777	$-	$11,121,777

Convertible Bonds	-	241,991	-	241,991

Bank Loans	-	2,810,694	-	2,810,694

Mutual Fund	3,181,411	-	-	3,181,411

Preferred Stock	-	-	40	40

Total Investments in Securities	$3,181,411	$14,174,462	$40	$17,355,913

Penn Capital Defensive Floating Rate Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$33,819,662	$-	$33,819,662

Corporate Bonds	-	6,590,109	-	6,590,109

U.S. Government Note	-	733,128	-	733,128

Total Investments in Securities	$-	$41,142,899	$-	$41,142,899

Penn Capital Defensive Short Duration High Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$34,862,129	$-	$34,862,129

Convertible Bond	-	63,392	-	63,392

Bank Loans	-	1,990,230	-	1,990,230

Mutual Fund	787,875	-	-	787,875

U.S. Government Note	-	374,604	-	374,604

Total Investments in Securities	$787,875	$37,290,355	$-	$38,078,230

(a) All other industry classifications are identified in the Schedule of Investments for each Fund.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of September 30, 2019:

Type of Assets	Fair Value as of September 30, 2019	Valuation Techniques	Unobservable Input
Penn Capital Multi-Credit High Income Fund
Preferred Stock
Spanish Broadcasting Systems, Inc.	40	Broker Quote	Unpublished
			independent
			broker quote

The following table reconciles Level 3 investments based on the inputs used to determine fair value:
	Balance as of July 1, 2019	Purchases	Sales	Accretion of Discount	Net Realized Gain/Loss	Balance as of September 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Held as of September 30, 2019
Penn Capital Multi-Credit High Income Fund
Common Stock
ACC Claims Holdings LLC	$-	$-	$(81)	$-	$(156)	$-	$-

Preferred Stock
Spanish Broadcasting Systems, Inc.	$40	-	-	-	-	$40	$-

As of September 30, 2019 the change in unrealized depreciation on positions still held for securities that were considered Level 3 was $0.

2) Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from July 1, 2019 through September 30, 2019.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	July 1, 2019		Additions		Reductions							September 30, 2019
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	September 30, 2019 Share Balance	Dividend Income	Capital Gain Distribution	Unrealized Appreciation Change	Realized Gain/(Loss)	Value	Cost

Penn Capital Multi-Credit High Income Fund
Penn Capital Defensive Floating Rate Income Fund	374,790	$3,798,301	4,328	$43,202	(60,020)	$(613,277)	319,098	$38,992	$-	$14,833	$(13,277)	$3,181,411	$3,228,226
		$3,798,301		$43,202		$(613,277)		$38,992	$-	$14,833	$(13,277)	$3,181,411	$3,228,226

Penn Capital Defensive Short Duration High Income Fund
Penn Capital Defensive Floating Rate Income Fund	78,102	$787,019	923	$9,213	-	$-	79,025	$9,212	$-	$(10)	$-	$787,875	$796,232
		$787,019		$9,213		$-		$9,212	$-	$(10)	$-	$787,875	$796,232

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PENN Capital Funds Trust

By (Signature and Title)  /s/ Richard A. Hocker
Richard A. Hocker, President

Date November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Richard A. Hocker
Richard A. Hocker, President

Date November 25, 2019

By (Signature and Title)* /s/ Gerald McBride
 Gerald McBride, Treasuer

Date November 25, 2019

* Print the name and title of each signing officer under his or her signature.